Significant Accounting Policies - Additional Information (Details 1)	Sep. 30, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-10-01
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Remaining performance obligations expects to recognize	99.10%	67.00%
Remaining performance obligations, expected satisfaction period	12 months	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-10-01
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Remaining performance obligations expects to recognize	0.90%	33.00%
Remaining performance obligations, expected satisfaction period	0 years